Class N | William Blair Large Cap Value Fund
WILLIAM BLAIR LARGE CAP VALUE FUND
INVESTMENT OBJECTIVE:
The William Blair Large Cap Value Fund seeks long-term capital appreciation.
FEES AND EXPENSES:
This table describes the fees and expenses that you may pay if you buy and hold Class N shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Class N William Blair Large Cap Value Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, for shares held 60 days or less)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Class N William Blair Large Cap Value Fund
Management Fee		0.80%
Distribution (Rule 12b-1) Fee		0.25%
Other Expenses	[1]	0.43%
Total Annual Fund Operating Expenses		1.48%
Fee Waiver and/or Expense Reimbursement	[2]	0.28%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.20%
[1]	"Other Expenses" are estimated for the current fiscal year since the Fund did not commence operations until October 24, 2011.
[2]	The Advisor has entered into a contractual agreement with the Fund to waive fees and/or reimburse expenses in order to limit the Fund's Class N operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) to 1.20% of average daily net assets until April 30, 2013. The Advisor may not terminate this arrangement prior to April 30, 2013 unless the investment advisory agreement is terminated. The Advisor is entitled to reimbursement for a period of three years subsequent to the Fund's Commencement of Operations on October 24, 2011 for previously waived fees and reimbursed expenses to the extent that the Fund's expense ratio is below the expense limitation.

Example:
This example is intended to help you compare the cost of investing in Class N shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The figures reflect the expense limitation for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Class N William Blair Large Cap Value Fund	122	440

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (October 24, 2011 through December 31, 2011), the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalized (“large cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of large cap domestic companies that the Advisor believes offer a long-term investment value. These are typically companies that have been financially sound historically, but are temporarily out of favor. For purposes of the Fund, the Advisor considers a company to be a large cap company if it has a market capitalization no smaller than the smallest capitalized company included in the Russell 1000® Value Index at the time of the Fund’s investment. Securities of companies whose market capitalization no longer meets this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase equity securities of companies with business characteristics and value prospects similar to large cap companies, but that may have a market capitalization below the market capitalization of the smallest member of the Russell 1000® Value Index. Although the Fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector.

The Russell 1000® Value Index is a widely recognized, unmanaged index that measures the performance of the large cap value segment of the U.S. equity universe that includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The companies in the Russell 1000® Value Index are considered representative of large cap value companies. The size of companies in the Russell 1000® Value Index may change with market conditions. In addition, changes to the composition of the Russell 1000® Value Index can change the market capitalization range of the companies in the index. As of June 27, 2011, the Russell 1000® Value Index included securities issued by companies that ranged in size between $365 million and $411 billion.

The Advisor employs a value-investing approach focusing primarily on established companies that offer capital growth and future dividend payments and whose stock prices appear to be undervalued relative to the general market. In choosing investments, fundamental company analysis and stock selection are the Advisor’s primary focus. The Advisor begins by screening for stocks whose price-to-earnings ratios are below the average for the Russell 1000® Index. The Advisor then compares a company’s stock price to its book value, cash flow, free cash flow yield, and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

The Advisor assembles the Fund’s portfolio from among the most attractive stocks, drawing on an analysis of economic outlooks for various sectors and industries. The Advisor may favor securities from different sectors and industries at different times while maintaining variety in terms of industries or companies represented.

The Advisor will normally sell a security when the Advisor believes the growth potential or income potential of the security has changed, other investments offer better opportunities, or in the course of adjusting the emphasis on or within a given industry.

PRINCIPAL RISKS OF INVESTING:
Because the Fund invests most of its assets in equity securities of large cap domestic value companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of those companies or market and economic conditions. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Advisor may fail to produce its intended result. Thus, the Fund’s returns will vary, and you could lose money by investing in the Fund. Separate accounts managed by the Advisor may invest in the Fund, and, therefore, the Advisor at times may have discretionary authority over a significant portion of the assets invested in the Fund. In such instances, the Advisor’s decision to make changes to or rebalance its clients’ allocations in the separate accounts may substantially impact the Fund’s performance. The Fund is designed for long-term investors.

FUND PERFORMANCE HISTORY:
The bar chart and table showing the Fund’s annual returns and average annual total return are not included because the Fund does not have annual returns for a full calendar year.